UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number:   1
                                               -------

This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     11/10/08
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        156
                                         --------------
Form 13F Information Table Value Total:  $ 4,544,827
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201    10933   489630 SH       Sole                   489630
Abbott Labs                    COM              002824100   118451  2236197 SH       Sole                  2228812              7385
Acco Brands Corp               COM              00081T108    23471  2089991 SH       Sole                  2089991
Afflilated Managers Group      COM              008252108     1531    17000 SH       Sole                    17000
AFLAC Inc.                     COM              001055102      565     9000 SH       Sole                     9000
AH Belo Corp Cl A              COM              001282102      398    69902 SH       Sole                    69902
Airtran Hldgs Inc.             COM              00949P108     8384  4109740 SH       Sole                  4100340              9400
Alliance Data Systems Corp     COM              018581108      443     7830 SH       Sole                     7830
Allstate Corp                  COM              020002101     8373   183651 SH       Sole                   183651
American Greetings             COM              026375105     6118   495770 SH       Sole                   495770
American International Group   COM              026874107   136095  5143415 SH       Sole                  5125675             17740
Ameris Bancorp                 COM              03076K108      123    14180 SH       Sole                    14180
Anadarko Petroleum             COM              032511107   193506  2585598 SH       Sole                  2575858              9740
Analogic Corp                  COM              032657207     9506   150725 SH       Sole                   150725
Apache Corporation             COM              037411105   244809  1761215 SH       Sole                  1754670              6545
Apogee Enterprises             COM              037598109     8060   498790 SH       Sole                   498790
Assurant Inc                   COM              04621X108     1726    26160 SH       Sole                    26160
Axis Capital Holdings          COM              G0692U109      326    10950 SH       Sole                    10950
Banctrust Finanical Group      COM              05978R107      297    45025 SH       Sole                    45025
Bank of America Corp.          COM              060505104    12208   511427 SH       Sole                   511427
Bank of New York Mellon Corp   COM              064058100    16636   439759 SH       Sole                   439759
Banner Corp                    COM              06652V109     2530   285592 SH       Sole                   285592
BB&T Corp.                     COM              054937107      851    37382 SH       Sole                    37382
Belo Corp                      COM              080555105     2553   349193 SH       Sole                   349193
Berkshire Hathaway Inc Del Cl  COM              084670207      843      210 SH       Sole                      210
Berry Pete Co Cl A             COM              085789105    12918   219390 SH       Sole                   219390
Black & Decker Corp.           COM              091797100    66234  1151695 SH       Sole                  1151695
Brinks Company                 COM              109696104     7648   116900 SH       Sole                   116900
Brunswick Corp                 COM              117043109     2569   242396 SH       Sole                   238936              3460
Callaway Golf Co               COM              131193104    12470  1054130 SH       Sole                  1054130
Capital City Bank Group        COM              139674105      268    12327 SH       Sole                    12327
Cardinal Health Inc            COM              14149Y108    96105  1863220 SH       Sole                  1853180             10040
Charming Shoppes               COM              161133103     4944  1077040 SH       Sole                  1077040
Chattem Inc.                   COM              162456107     3335    51270 SH       Sole                    51270
Cimarex Energy Co              COM              171798101    23077   331240 SH       Sole                   331240
Cisco Systems                  COM              17275R102    93034  3999747 SH       Sole                  3985922             13825
Citigroup Inc.                 COM              172967101     1860   110995 SH       Sole                   110995
City National Corp             COM              178566105     7789   185150 SH       Sole                   185150
Cleco Corporation              COM              12561w105     4822   206670 SH       Sole                   206670
Colonial Bancgroup             COM              195493309      314    71128 SH       Sole                    71128
Comerica Inc                   COM              200340107     1375    53660 SH       Sole                    53660
Commerce Bancshares            COM              200525103      279     7039 SH       Sole                     7039
Conagra Foods Inc              COM              205887102    92884  4817631 SH       Sole                  4801516             16115
Cullen Frost Bankers           COM              229899109      515    10321 SH       Sole                    10321
Del Monte Foods                COM              24522P103     5980   842260 SH       Sole                   842260
Devon Energy Corp              COM              25179M103   251155  2090173 SH       Sole                  2081968              8205
Diamond Hill Investment Group  COM              25264R207      202     2421 SH       Sole                     2421
Discover Financial Services    COM              254709108      946    71831 SH       Sole                    71831
Domtar Corporation             COM              257559104    50313  9231804 SH       Sole                  9194795             37009
Dover Corp                     COM              260003108   106184  2195235 SH       Sole                  2185815              9420
Dow Chemical                   COM              260543103    75496  2162584 SH       Sole                  2152104             10480
Eaton Vance Corporation        COM              278265103      437    11000 SH       Sole                    11000
Encore Acquisition Co          COM              29255W100    40026   532332 SH       Sole                   532332
Energen Corp                   COM              29265N108     2800    35890 SH       Sole                    35890
First Bancorp NC               COM              318910106      234    18532 SH       Sole                    18532
First Financial Holdings Inc.  COM              320239106      576    33500 SH       Sole                    33500
First Horizon National Corp.   COM              320517105      143    19230 SH       Sole                    19230
First Source Corp              COM              336901103     6419   398681 SH       Sole                   398681
First State Bancorporation     COM              336453105     4530   823700 SH       Sole                   823700
FirstFed Financial Corp        COM              337907109      345    42860 SH       Sole                    42860
Flower Foods Inc               COM              343498101     6796   239816 SH       Sole                   239816
Fluor Corp                     COM              343412102    52869   284121 SH       Sole                   284121
Fortune Brands Inc             COM              349631101    65671  1052245 SH       Sole                  1052245
Freddie Mac                    COM              313400301      279    17000 SH       Sole                    17000
Freeport-McMoran Copper & Gold COM              35671D857   109738   936412 SH       Sole                   931272              5140
Gehl Co                        COM              368483103     3642   246247 SH       Sole                   246247
General Mills Inc              COM              370334104    98301  1617596 SH       Sole                  1610153              7443
Griffon Corp.                  COM              398433102      946   108010 SH       Sole                   108010
Guaranty Bancorp               COM              40075T102     1843   511870 SH       Sole                   511870
Hanesbrands Inc.               COM              410345102    77793  2866375 SH       Sole                  2851018             15357
Hanmi Financial Corp           COM              410495105     3286   630665 SH       Sole                   630665
Hanover Insurance Group Inc    COM              410867105     8939   210340 SH       Sole                   210340
Hartford Financial Services    COM              416515104     1230    19050 SH       Sole                    19050
Hornbeck Offshore Services     COM              440543106     9750   172530 SH       Sole                   172530
Hudson City Bancorp            COM              443683107      266    15950 SH       Sole                    15950
Huntington Bancshares Inc      COM              446150104    44847  7772509 SH       Sole                  7748847             23662
Illinois Tool Works            COM              452308109    96096  2022652 SH       Sole                  2014712              7940
Imperial Capital Bancorp       COM              452680101     1044   182157 SH       Sole                   182157
Integrys Energy Group          COM              45822P105    10641   209340 SH       Sole                   209340
International Paper            COM              460146103    74167  3183146 SH       Sole                  3171406             11740
IStar Financial Inc            COM              45031U101    10266   777130 SH       Sole                   777130
Johnson & Johnson              COM              478160104   105235  1635610 SH       Sole                  1627980              7630
JP Morgan Chase & Co.          COM              46625H100     1167    34012 SH       Sole                    34012
K-Swiss                        COM              482686102     9728   661745 SH       Sole                   651625             10120
Kaydon Corp                    COM              486587108     7673   149260 SH       Sole                   149260
Kimberly Clark Corp.           COM              494368103    19876   332492 SH       Sole                   332492
Kohls Corp.                    COM              500255104    90793  2267554 SH       Sole                  2258519              9035
Lance Inc.                     COM              514606102     3480   185400 SH       Sole                   185400
Legg Mason Inc.                COM              524901105      641    14717 SH       Sole                    14717
Lincoln Electric Holdings      COM              533900106    10023   127360 SH       Sole                   127360
Longs Drug Stores Corp         COM              543162101     6226   147860 SH       Sole                   147860
Lufkin Inds Inc                COM              549764108     8164    98025 SH       Sole                    98025
McDonald's Corporation         COM              580135101   194952  3467656 SH       Sole                  3455296             12360
Medtronic Incorporated         COM              585055106   125142  2418195 SH       Sole                  2406280             11915
Merrill Lynch & Co Inc         COM              590188108    56440  1779881 SH       Sole                  1773951              5930
Microsoft Corp.                COM              594918104   113319  4119203 SH       Sole                  4095350             23853
Mid-America Apt Cmntys         COM              59522J103     5811   113849 SH       Sole                   113849
Morgan Stanley                 COM              617446448     1623    45000 SH       Sole                    45000
Newbridge Bancorp              COM              65080T102      355    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     3987    39650 SH       Sole                    39650
Nymex Holdings                 COM              62948N104      341     4032 SH       Sole                     4032
Occidental Petroleum Corp      COM              674599105   166239  1849983 SH       Sole                  1839773             10210
Orbitz Worldwide Inc.          COM              68557K109     4512   900570 SH       Sole                   900570
Parker Hannifin Corp           COM              701094104    34108   478237 SH       Sole                   478237
Partnerre Ltd                  COM              G6852T105      207     3000 SH       Sole                     3000
Penske Automotive Group        COM              70959W103     6484   439860 SH       Sole                   439860
Pentair Inc                    COM              709631105      848    24210 SH       Sole                    24210
Pfizer Inc.                    COM              717081103     9156   524116 SH       Sole                   524116
Pinnacle Financial Partners    COM              72346Q104     1045    52000 SH       Sole                    52000
PNC Financial Services         COM              693475105     1580    27679 SH       Sole                    27679
Proassurance Corp.             COM              74267C106      511    10615 SH       Sole                    10615
Provident Bancshares Corp.     COM              743859100      138    21656 SH       Sole                    21656
Prudential Financial           COM              744320102     1679    28110 SH       Sole                    28110
Raymond James Financial Inc.   COM              754730109     1423    53925 SH       Sole                    53925
Rohm & Haas Co                 COM              775371107    44419   956482 SH       Sole                   953282              3200
Schering Plough Corp           COM              806605101    80772  4102206 SH       Sole                  4082096             20110
Seacoast BKG Corp.             COM              811707306      224    28920 SH       Sole                    28920
Southwest Airlines             COM              844741108    16617  1274279 SH       Sole                  1274279
Southwestern Energy Co         COM              845467109    22921   481435 SH       Sole                   477405              4030
Stancorp Financial Group       COM              852891100      282     6000 SH       Sole                     6000
State Street Corp.             COM              857477103      768    12000 SH       Sole                    12000
Steiner Leisure LTD            COM              P8744Y102    13610   480080 SH       Sole                   480080
Suntrust Banks                 COM              867914103      797    22006 SH       Sole                    22006
Synovus Financial Corp.        COM              87161C105    63074  7225002 SH       Sole                  7195973             29029
Sysco Corp.                    COM              871829107    75272  2736169 SH       Sole                  2724429             11740
Taylor Capital Group           COM              876851106     2156   287820 SH       Sole                   287820
TCF Financial Group            COM              872275102      363    30150 SH       Sole                    30150
Toro Company                   COM              891092108    14928   448690 SH       Sole                   448690
Total Systems Services         COM              891906109      762    34294 SH       Sole                    34294
Trinity Industries Inc         COM              896522109    48756  1405486 SH       Sole                  1405486
U S Airways Group Inc.         COM              90341W108     2402   960795 SH       Sole                   960795
UCBH Hldgs Inc                 COM              90262T308     2669  1186018 SH       Sole                  1186018
UGI Corp                       COM              902681105     9169   319375 SH       Sole                   319375
United Fire & Casualty Co      COM              910331107     7795   289470 SH       Sole                   289470
United Technologies            COM              913017109   113388  1837737 SH       Sole                  1830447              7290
UnitedHealth Group Inc         COM              91324P102    46751  1780988 SH       Sole                  1771983              9005
US Bancorp                     COM              902973304   110836  3974029 SH       Sole                  3961054             12975
Verigy Ltd                     COM              Y93691106    17785   783130 SH       Sole                   774810              8320
Wachovia Corp.                 COM              929903102    39735  2558621 SH       Sole                  2558621
Washington Mutual Inc          COM              939322103    22100  4482774 SH       Sole                  4482774
Wells Fargo & Co.              COM              949746101   143734  6051971 SH       Sole                  6028536             23435
Werner Enterprises             COM              950755108     4673   251520 SH       Sole                   251520
WGL Holdings Inc               COM              92924F106     8170   235180 SH       Sole                   235180
Whiting Petroleum Corporation  COM              966387102    18600   175335 SH       Sole                   175335
XTO Energy Inc                 COM              98385X106   144245  2105464 SH       Sole                  2105464
Barclays Bank PLC 7.1% Pfd     PFD              06739H776      314    15000 SH       Sole                    15000
Royal Bank of Scotland 6.4% Pf PFD              780097796      358    20000 SH       Sole                    20000
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      299    17027 SH       Sole                    17027
Managed High Yield Plus Fund   COM SHS          561911108      243    74918 SH       Sole                    74918
Nuveen Preferred & Convert Inc COM SHS          67073D102      592    60000 SH       Sole                    60000
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      839    83700 SH       Sole                    83700
Western Asset High Income Fd I COM SHS          95766J102      260    27223 SH       Sole                    27223
Energy Transfer Equity, LP     LTD              29273v100     1363    47000 SH       Sole                    47000
Enterprise Products LP         LTD              293792107     1604    54300 SH       Sole                    54300
Nustar Energy LP               LTD              67058H102     1355    28600 SH       Sole                    28600
Williams Partners L P          LTD              96950F104     1544    47000 SH       Sole                    47000